SIGNIFICANT ACCOUNTING POLICIES - Weighted average estimated fair value of employee stock (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Dividend yield	1.13%	1.13%	1.13%
Expected volatility		46.24%	47.64%
Risk-free interest		4.57%	2.83%
Expected life		3 years 7 months 6 days	4 years 1 month 6 days
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Expected life	3 years 7 months 2 days
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Expected life	4 years 10 months 9 days